Basis of Preparation and Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 km Hours	Feb. 28, 2021
Disclosure of Summary of Significant Accounting Policies [Line items]
Convenience translation exchange rate per US$1.00		6.4713
Estimated useful lives of the investment properties	30 years
Bottom of range [member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	3 months
Warranty mileage | km	3,000
Bottom of range [member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	3 months
Product warranty running hours | Hours	300
Top of range [member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	36 months
Warranty mileage | km	300,000
Top of range [member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	36 months
Product warranty running hours | Hours	4,000